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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  - MARCH 31, 2008 (UNAUDITED)

                                                                           NUMBER OF
                                                                             SHARES                                 VALUE
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COMMON STOCK - 98.0%
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CONSUMER DISCRETIONARY - 17.1%
Bed Bath & Beyond, Inc.                                                     1,190,000                         $     35,105  (a)
Carnival Corp.                                                              1,600,000                               64,768
Comcast Corp. (Class A)                                                     2,870,000                               54,444
Liberty Global, Inc. (Series C)                                             1,800,000                               58,464  (a)
Liberty Media Corp - Capital (Series A)                                       600,000                                9,444  (a)
Liberty Media Corp - Interactive (Series A)                                 1,180,000                               19,045  (a)
Liberty Media Entertainment Corp. (Series A)                                2,480,000                               56,147  (a)
Lowe's Companies, Inc.                                                      1,420,000                               32,575
Time Warner, Inc.                                                             700,000                                9,814
                                                                                                                   339,806

CONSUMER STAPLES - 3.3%
McCormick & Company, Inc.                                                     110,000                                4,067
PepsiCo, Inc.                                                                 850,000                               61,370
                                                                                                                    65,437

ENERGY - 8.6%
Exxon Mobil Corp.                                                             700,000                               59,206
Schlumberger Ltd.                                                             870,000                               75,690
Transocean, Inc.                                                              265,000                               35,828
                                                                                                                   170,724

FINANCIALS - 14.7%
AFLAC Incorporated                                                            700,000                               45,465
Alleghany Corp.                                                                38,642                               13,196  (a)
Berkshire Hathaway, Inc. (Class B)                                             14,000                               62,621  (a)
CB Richard Ellis Group, Inc. (Class A)                                      1,580,000                               34,191  (a)
Federal National Mortgage Assoc.                                              810,000                               21,319
Goldman Sachs Group, Inc.                                                      95,000                               15,712
JP Morgan Chase & Co.                                                         390,000                               16,750
Metlife, Inc.                                                                 130,000                                7,834
State Street Corp.                                                            950,000                               75,050  (e)
                                                                                                                   292,138

HEALTHCARE - 16.0%
Abbott Laboratories                                                           480,000                               26,472
Amgen, Inc.                                                                 1,000,000                               41,780  (a)
DENTSPLY International, Inc.                                                   60,000                                2,316
Gilead Sciences, Inc.                                                         120,000                                6,184  (a)
Johnson & Johnson                                                             770,000                               49,950
Lincare Holdings Inc.                                                       1,310,000                               36,824  (a)
Medtronic, Inc.                                                             1,040,000                               50,305
Pfizer, Inc.                                                                1,000,000                               20,930
UnitedHealth Group, Inc.                                                    1,150,000                               39,514
Wyeth                                                                         170,000                                7,099
Zimmer Holdings, Inc.                                                         470,000                               36,594  (a)
                                                                                                                   317,968

INDUSTRIALS - 4.1%
Dover Corp.                                                                 1,760,000                               73,533
Hexcel Corp.                                                                   20,000                                  382  (a)
Monster Worldwide, Inc.                                                       180,000                                4,358  (a)
Stericycle, Inc.                                                               55,000                                2,832  (a)
                                                                                                                    81,105

INFORMATION TECHNOLOGY - 28.9%
Analog Devices, Inc.                                                          625,000                               18,450
Automatic Data Processing, Inc.                                               680,000                               28,825
Cisco Systems, Inc.                                                         2,550,000                               61,429  (a)
Corning Incorporated                                                          625,000                               15,025
eBay, Inc.                                                                  1,150,000                               34,316  (a)
Intel Corp.                                                                   200,000                                4,236
Intuit Inc.                                                                 2,170,000                               58,612  (a)
Iron Mountain Incorporated                                                    250,000                                6,610  (a)
Microsoft Corp.                                                             2,450,000                               69,531
Molex, Inc. (Class A)                                                       2,180,000                               47,655
NAVTEQ Corp.                                                                   65,000                                4,420  (a)
Paychex, Inc.                                                               1,260,000                               43,168
QUALCOMM, Inc.                                                              1,530,000                               62,730
Research In Motion Ltd.                                                       160,000                               17,957  (a)
Western Union Co.                                                           2,850,000                               60,619
Yahoo! Inc.                                                                 1,375,000                               39,779  (a)
                                                                                                                   573,362

MATERIALS - 3.6%
Allegheny Technologies Incorporated                                           135,000                                9,634
Monsanto Co.                                                                  550,000                               61,325
                                                                                                                    70,959

TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (Class A)                                                340,000                               13,331  (a)
NII Holdings Inc. (Class B)                                                   170,000                                5,403  (a)
Vodafone Group, PLC ADR                                                       500,000                               14,755
                                                                                                                    33,489

TOTAL COMMON STOCK                                                                                               1,944,988
(COST $1,459,922)

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OTHER INVESTMENTS - 0.0%*
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GEI Investment Fund                                                                                                    839  (k)
(COST $1,076)

TOTAL INVESTMENTS IN SECURITIES                                                                                  1,945,827
(COST $1,460,998)

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SHORT-TERM INVESTMENTS - 2.0%
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GE Money Market Fund Institutional Class
2.08%                                                                                                               38,834  (d,q)
(COST $38,834)

TOTAL INVESTMENTS                                                                                                1,984,661
(COST $1,499,832)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%*                                                                    (397)
                                                                                                                ----------
NET ASSETS  - 100.0%                                                                                            $1,984,264
                                                                                                                ==========


* LESS THAN 0.01%

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $9,601; $17,071 and $19,787; or 3.57%, 0.96%, and 5.39% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2008 (as a percentage of net assets) as follows:

         MBIA              11.28%
         AMBAC             10.90%
         FSA               10.47%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

+        Percentages are based on net assets as of March 31, 2008.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Trusts Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,945,827     $38,834         $-            $1,984,661
Other Financial
   Instruments  $-             $-	       $-	     $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2008